Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$76,707,475.74	0.1537224	$38,701,155.89	0.0775574	$38,006,319.86
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$751,937,475.74	0.4975665	$713,931,155.89	0.4724173	$38,006,319.86

Weighted Avg. Coupon (WAC)	3.99%		3.99%
Weighted Avg. Remaining Maturity (WARM)	40.02		39.18
Pool Receivables Balance	$792,248,846.09		$753,435,623.94
Remaining Number of Receivables	62,875		61,543

Adjusted Pool Balance	$783,268,203.90		$745,058,352.70

III. COLLECTIONS

Principal:
Principal Collections					$37,951,911.62
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$865,204.16
Total Principal Collections					$38,817,115.78

Interest:
Interest Collections					$2,570,782.22
Late Fees & Other Charges					$57,719.28
Interest on Repurchase Principal					$-
Total Interest Collections					$2,628,501.50

Collection Account Interest					$298.41
Reserve Account Interest					$63.94
Servicer Advances					$-

Total Collections					$41,445,979.63

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$41,445,979.63
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$49,227,778.83
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$660,207.37	$-	$660,207.37	$660,207.37
Collection Account Interest					$298.41
Late Fees & Other Charges					$57,719.28
Total due to Servicer					$718,225.06

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$25,569.16		$25,569.16
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$316,667.83		$316,667.83	$316,667.83

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$40,333,162.90

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$38,006,319.86

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,006,319.86
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,006,319.86		$38,006,319.86
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$38,006,319.86

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,326,843.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$8,980,642.19
Beginning Period Amount					$8,980,642.19
Current Period Amortization					$603,370.95
Ending Period Required Amount					$8,377,271.24
Ending Period Amount					$8,377,271.24
Next Distribution Date Amount					$7,799,969.82

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,330,728.16	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.01%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.18%	4.18%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.93%	60,884	98.54%	$742,450,705.73
30 - 60 Days	0.85%	523	1.16%	$8,730,598.21
61 - 90 Days	0.19%	116	0.26%	$1,939,225.63
91 + Days	0.03%	20	0.04%	$315,094.37
		61,543		$753,435,623.94
Total
Delinquent Receivables 61 + days past due	0.22%	136	0.30%	$2,254,320.00
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	100	0.21%	$1,649,063.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	134	0.29%	$2,381,500.19
Three-Month Average Delinquency Ratio	0.20%		0.26%

Repossession in Current Period		38		$671,346.66
Repossession Inventory		73		$585,307.06

Charge-Offs
Gross Principal of Charge-Off for Current Period				$861,310.53
Recoveries				$(865,204.16)
Net Charge-offs for Current Period				$(3,893.63)

Beginning Pool Balance for Current Period				$792,248,846.09

Net Loss Ratio				-0.01%
Net Loss Ratio for 1st Preceding Collection Period				0.05%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.23%

Cumulative Net Losses for All Periods				$8,606,341.30
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$2,917,590.77
Number of Extensions				171

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